Amounts receivable - Disclosure of detailed information about trade and other receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Revenues receivable from royalty, stream and other interests	$ 1,378	$ 1,044
Interest income receivable	4,655	2,474
Amounts receivable from associates	743	813
Sales taxes and exploration tax credits	7,358	7,224
Other receivables	557	1,339
Amounts receivable	$ 14,691	$ 12,894